ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

The following table summarizes the components of the Company’s accounts receivable as of date presented:

	December 31,	December 31,
	2025	2024
Accounts receivable - consulting	$32,082	$1,803,134
Accounts receivable - insurance	801,333	869,629
Accounts receivable - credit card	173,904	92,420
Accounts receivable - other	9,713	4,532
	1,017,032	2,769,715
Allowance for doubtful accounts	-	-
Total	$1,017,032	$2,769,715